3. GOING CONCERN	27 Months Ended
Sep. 30, 2013
Going Concern Note [Abstract]
Going Concern Note
3.	GOING CONCERN	3.	GOING CONCERN

As shown in the accompanying interim financial statements, the Company had a net loss of $57,603 for the three months ended September 30, 2013.  There is substantial doubt about the Company’s ability to continue as a going concern.

As shown in the accompanying consolidated financial statements, the Company had a net loss of $114,294 for the year ended June 30, 2013. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company intends to raise additional capital either through debt or equity financing. The interim financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company intends to raise additional working capital either through debt or equity financing. The consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.